Note R - Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2019
	Banking	Consumer Finance	Total Company
Net interest income	$39,865	$3,187	$43,052
Provision expense	875	125	1,000
Noninterest income	8,989	177	9,166
Noninterest expense	37,026	2,472	39,498
Tax expense	1,653	160	1,813
Net income	9,300	607	9,907
Assets	1,000,315	12,957	1,013,272
	Year Ended December 31, 2018
	Banking	Consumer Finance	Total Company
Net interest income	$40,380	$3,346	$43,726
Provision expense	850	189	1,039
Noninterest income	8,243	695	8,938
Noninterest expense	34,841	2,585	37,426
Tax expense	1,990	265	2,255
Net income	10,942	1,002	11,944
Assets	1,017,902	12,591	1,030,493
	Year Ended December 31, 2017
	Banking	Consumer Finance	Total Company
Net interest income	$38,366	$3,367	$41,733
Provision expense	2,415	149	2,564
Noninterest income	8,834	601	9,435
Noninterest expense	34,079	2,530	36,609
Tax expense	3,973	513	4,486
Net income	6,733	776	7,509
Assets	1,013,386	12,904	1,026,290